UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22497

Strategy Shares

(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington, NY 11743

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 477-3837

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

Strategy Shares US Market Rotation Strategy ETF (HUSE)	January 31, 2019 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Communication Services	19.1%
Consumer Discretionary	16.7%
Consumer Staples	2.3%
Financials	13.7%
Health Care	4.6%
Industrials	2.3%
Information Technology	29.3%
Materials	1.1%
Utilities	1.2%
Exchange-Traded Funds	9.7%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2019, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 80.7%
Communication Services — 17.1%
3,933	Alphabet, Inc., Class A †	$4,428,125
5,450	Alphabet, Inc., Class C †	6,084,216
169,619	Comcast Corp., Class A	6,202,967
13,785	Facebook, Inc. †	2,297,822
12,396	Netflix, Inc. †	4,208,442
243,138	Pandora Media, Inc. †	2,037,496
36,145	TripAdvisor, Inc. †	2,074,000
42,511	Twenty-First Century Fox, Inc.	2,085,590
42,222	Twenty-First Century Fox, Inc., Class A	2,081,967
37,242	Walt Disney Co.	4,153,228
		35,653,853
Consumer Discretionary — 15.0%
24,895	Alibaba Group Holding, Ltd. ADR †	4,194,559
2,401	Amazon.com, Inc. †	4,126,671
3,359	Booking Holdings, Inc. †	6,156,409
61,205	eBay, Inc. †	2,059,548
33,620	Home Depot, Inc.	6,170,279
31,123	Starbucks Corp.	2,120,721
28,720	Target Corp.	2,096,560
84,058	TJX Cos., Inc.	4,180,204
		31,104,951
Consumer Staples — 2.0%
44,103	Procter & Gamble Co.	4,254,616
Financials — 12.3%
69,867	Bank of America Corp.	1,989,113
38,877	Bank of New York Mellon Corp.	2,034,045
30,487	Berkshire Hathaway, Inc., Class B †	6,266,298
86,166	Charles Schwab Corp.	4,029,984
31,600	Citigroup, Inc.	2,036,936
11,444	CME Group, Inc.	2,086,012
21,626	J.P. Morgan Chase & Co.	2,238,291
99,166	Wells Fargo & Co.	4,850,210
		25,530,889
Health Care — 4.1%
360	Agilent Technologies, Inc.	27,378
50,887	Dentsply Sirona, Inc.	2,134,710
15,988	Johnson & Johnson	2,127,683
28,134	Merck & Co., Inc.	2,094,014
5,029	Regeneron Pharmaceuticals, Inc. †	2,158,799
		8,542,584

Shares		Fair Value
Common Stocks — (Continued)
Industrials — 2.0%
34,593	Fastenal Co.	$2,091,493
137,799	Kratos Defense & Security Solutions, Inc. †	2,134,507
		4,226,000
Information Technology — 26.2%
18,565	Adobe, Inc. †	4,600,778
21,389	Analog Devices, Inc.	2,114,517
82,901	Attunity, Ltd. †	2,060,090
8,094	Broadcom, Inc.	2,171,216
24,435	Fiserv, Inc. †	2,026,395
87,716	Intel Corp.	4,133,178
192	International Business Machines Corp.	25,809
25,944	Microchip Technology, Inc.	2,085,119
58,630	Microsoft Corp.	6,122,731
78,586	Okta, Inc. †	6,477,843
372	Paychex, Inc.	26,338
49,957	PayPal Holdings, Inc. †	4,434,183
10,808	ServiceNow, Inc. †	2,377,976
29,781	Shopify, Inc., Class A †	5,017,205
45,397	Visa, Inc., Class A	6,129,048
41,810	Xilinx, Inc.	4,680,210
		54,482,636
Materials — 1.0%
64,689	Mosaic Co.	2,088,161
Utilities — 1.0%
45,116	Exelon Corp.	2,154,740
Total Common Stocks (Cost $159,983,995)		$168,038,430
Exchange-Traded Funds — 8.7%
17,069	iShares 20+ Year Treasury Bond	2,081,906
144,523	iShares Short Treasury Bond ETF	15,979,908
5,736	ProShares UltraPro Short QQQ	71,872
Total Exchange-Traded Funds (Cost $18,100,815)		$18,133,686
Total Investments — 89.4%
(Cost $178,084,810)		$186,172,116
Other Assets less Liabilities — 10.6%		21,973,042

Net Assets — 100.0%		$208,145,158

†	Non-income producing security

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

(See notes to portfolio of investments)

Strategy Shares EcoLogical Strategy ETF (HECO)	January 31, 2019 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Consumer Discretionary	9.0%
Consumer Staples	5.2%
Financials	1.8%
Health Care	23.2%
Industrials	16.5%
Information Technology	29.8%
Utilities	14.5%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2019, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 55.9%
Consumer Discretionary — 5.0%
19,032	Kohl’s Corp.	$1,307,308
16,084	NIKE, Inc., Class B	1,316,958
6,922	Yum! Brands, Inc.	650,530
		3,274,796
Consumer Staples — 2.9%
45,075	Hormel Foods Corp.	1,907,574
Financials — 1.0%
13,589	Aflac, Inc.	648,195
Health Care — 13.0%
6,922	Amgen, Inc.	1,295,175
6,289	Anthem, Inc.	1,905,567
33,166	GlaxoSmithKline PLC ADR	1,300,107
73	Johnson & Johnson	9,715
7,384	Medtronic PLC	652,672
17,397	Merck & Co., Inc.	1,294,859
19,999	Roche Holdings, Ltd. ADR	665,967
5,516	Thermo Fisher Scientific, Inc.	1,355,116
		8,479,178
Industrials — 9.2%
30,391	CSX Corp.	1,996,688
110,404	Enphase Energy, Inc. †	798,221
15,000	United Continental Holdings, Inc. †	1,309,050
4,300	W.W. Grainger, Inc.	1,270,177
6,789	Waste Management, Inc.	649,504
		6,023,640
Information Technology — 16.7%
5,979	Adobe, Inc. †	1,481,715
32,123	Canadian Solar, Inc. †	692,893
148,040	Ericsson Telephone ADR	1,319,036
13,007	First Solar, Inc. †	658,024
3,135	Intuit, Inc.	676,596
52,918	JinkoSolar Holding Co., Ltd. ADR †	881,614
18,571	Microsoft Corp.	1,939,369
16,590	Motorola Solutions, Inc.	1,939,537
205,479	Nokia OYJ ADR	1,304,792
		10,893,576
Utilities — 8.1%
41,511	Engie SA ADR	668,120
41,954	Exelon Corp.	2,003,722
7,210	NextEra Energy, Inc.	1,290,446
16,536	NRG Energy, Inc.	676,488

Shares		Fair Value
Common Stocks — (Continued)
Utilities — (Continued)
9,094	WEC Energy Group	$664,135
		5,302,911
Total Common Stocks (Cost $35,124,578)		$36,529,870
Corporate Bond — 0.0%
Consumer Staples — 0.0%
10,000	Procter & Gamble Co., 2.15%, 8/11/22	9,842
Total Corporate Bond (Cost $9,693)		$9,842
Total Investments — 55.9%
(Cost $35,134,271)		$36,539,712
Other Assets less Liabilities — 44.1%		28,831,038

Net Assets — 100.0%		$65,370,750

†	Non-income producing security

ADR — American Depositary Receipt

OYJ — Julkiset Osakeyhtiot (Finland Public Stock Company)

PLC — Public Liability Company

SA — Societe Anonyme (French Investment Bank)

(See notes to portfolio of investments)

Strategy Shares Nasdaq 7 Handl Index ETF (HNDL)	January 31, 2019 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2019, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 91.4%
7,968	Fidelity MSCI Utilities Index ETF	$288,362
11,344	Global X MLP ETF	99,033
7,168	Global X Nasdaq 100 Covered Call ETF	158,198
15,344	Global X U.S. Preferred ETF	364,727
17,616	Hartford Total Return Bond ETF	691,604
3,984	Invesco QQQ Trust	669,949
23,008	Invesco Taxable Municipal Bond	683,568
1,760	iShares Core Growth Allocation ETF	76,278
800	iShares Core S&P 500 ETF	217,240
3,600	iShares Core S&P Total US Stock Market ETF	221,580
8,976	iShares Core U.S. Aggregate Bond ETF	964,561
18,896	Schwab US Aggregate Bond ETF	966,720
1,504	Schwab US REIT ETF	64,461
3,424	Schwab US Large-Cap ETF	220,916
34,336	SPDR Portfolio Aggregate Bond ETF	966,216
352	Vanguard Dividend Appreciation ETF	36,657
8,240	Vanguard Intermediate-Term Corporate Bond ETF	701,718
13,264	Vanguard Mortgage-Backed Securities ETF	688,667
7,152	Xtrackers USD High Yield Corporate Bond ETF	350,806
Total Exchange-Traded Funds (Cost $8,373,705)		$8,431,261
Total Investments — 91.4%
(Cost $8,373,705)		$8,431,261
Other Assets less Liabilities — 8.6%		794,713

Net Assets — 100.0%		$9,225,974

ETF — Exchange-Traded Fund

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

USD — United States Dollar

Total Return Swap Agreement

Pay/ Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	1-Month USD-LIBOR + 80 bps	NASDAQ 7 Handl Index	BNP Paribas SA	Monthly	1/7/20	$3,421,978	$76,050

SA — Societe Anonyme (French Investment Bank)

(See notes to portfolio of investments)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

Strategy Shares

Notes to Portfolio of Investments

January 31, 2019 (Unaudited)

1. Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in three separate series: Strategy Shares US Market Rotation Strategy ETF (HUSE) (“US Market Rotation Strategy ETF”), Strategy Shares EcoLogical Strategy ETF (HECO) (“EcoLogical Strategy ETF”), and Strategy Shares Nasdaq 7 Handl Index ETF (HNDL) ("Nasdaq 7 Handl Index ETF") (individually referred to as a “Fund”, or collectively as the “Funds"). The US Market Rotation Strategy ETF (HUSE) and EcoLogical Strategy ETF (HECO) are each an actively-managed exchange-traded fund. The investment objective of both the US Market Rotation Strategy ETF (HUSE) and EcoLogical Strategy ETF (HECO) is long-term capital appreciation. The Nasdaq 7 Handl Index ETF (HNDL) is a passively-managed exchange-traded fund. The investment objective of the Nasdaq 7 Handl Index ETF (HNDL) is to seek investment results that correlate to the price and yield performance of the NASDAQ 7 Handl Index. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its portfolio of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services - Investment Companies, including FASB Accounting Standard Update ASU 2013-08. The preparation of portfolios of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

A.  Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund's investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets.

 Strategy Shares

Notes to Portfolio of Investments, continued

January 31, 2019 (Unaudited)

2. Significant Accounting Policies (continued)

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Swaps are priced daily based on the underlying index and are typically categorized as Level 2 in the fair value hierarchy.

The following table provides the fair value measurement as of January 31, 2019, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund.

	Level 1	Level 2	Total Investments
US Market Rotation Strategy ETF (HUSE)
Common Stocks(1)	$168,038,430	$–	$168,038,430
Exchange-Traded Funds	18,133,686	–	18,133,686

Total Investments	$186,172,116	–	$186,172,116
EcoLogical Strategy ETF (HECO)
Common Stocks(1)	$36,529,870	$–	$36,529,870
Corporate Bond	–	9,842	9,842

Total Investments	$36,529,870	$9,842	$36,539,712
Nasdaq 7 Handl Index ETF (HNDL)
Exchange-Traded Funds	$8,431,261	$–	$8,431,261
Other Financial Instruments(2)
Total Return Swap Agreement	–	76,050	76,050
Total Investments	$8,431,261	$76,050	$8,507,311

(1)	Please see the Portfolio of Investments for industry classifications.
(2)	Other Financial Instruments are derivative instruments not reflected in the total investments, such as swap agreements, which are valued at fair value.

B.  Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premia on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date.

Strategy Shares

Notes to Portfolio of Investments, concluded

January 31, 2019 (Unaudited)

C.  Derivative Instruments

Swap Agreements: Certain of the Funds may enter into swap agreements (“swaps”) in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had been invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued by unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund’s portfolio.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Fund will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at January 31, 2019 is disclosed in the Total Return Swap Agreement table found earlier in the report.

3. Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

EcoLogical Investment Risk

The EcoLogical Strategy ETF’s (HECO) ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the Fund may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The Fund’s ecological investment criteria may result in the Fund investing in industry sectors that are not performing as well as others.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategy Shares

By (Signature and Title) /s/ Jerry Szilagyi

Jerry Szilagyi, Chief Executive Officer

Date 3/18/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jerry Szilagyi

Jerry Szilagyi, Chief Executive Officer

Date 3/18/19

By (Signature and Title) /s/ James Szilagyi

James Szilagyi, Treasurer

Date 3/14/19